Income Taxes (Details 1) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Provision for income taxes at Hong Kong profits tax rate	HKD 9,330	HKD 21,126	HKD 18,095
Effect of different tax rates in other jurisdictions	15,936	1,459	(5,456)
Effect of income not chargeable for tax purpose	(136)	(941)	(661)
Effect of expenses not deductible for tax purpose	5,047	126	12
Tax effect of unused tax losses not recognized	0	459	0
Tax effect of tax losses utilized	0	0	(593)
(Over)/under provision in previous years	69	1,251	(7,663)
Income Tax Expense (Benefit)	HKD 30,246	HKD 23,480	HKD 3,734